Contractual Commitments - Summary of detailed information about operating lease rental expense (Detail) - Operating lease commitments [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of geographical areas [line items]
Minimum payments	$ 4,988
Contingent installments	7,326
Rental expenses related to operating leases	$ 12,314